EQUITY TRANSACTIONS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Transactions Details 1
Beginning Outstanding	5,364,230	0	0
Beginning Exercisable	5,364,230	0	0
Granted	886,830	6,343,833	0
Forfeited or Expired	0	979,603	0
Exercised	0	0	0
Ending Outstanding	6,251,060	5,364,230	0
Ending Exercisable	5,639,230	5,364,230	0
Weighted Average Exercise Price
Beginning Outstanding	$ 2.638	$ 0.00	$ 0.00
Beginning Exercisable	2.638	0.00	0.00
Granted	1.000	2.317	0.00
Forfeited or Expired	0	0.56	0.00
Exercised	0	0.00	0.00
Ending Outstanding	2.432	2.638	0.00
Ending Exercisable	$ 2.590	$ 2.638	$ 0.00
Weighted Average Contractual Life in Years
Weighted average remaining contractual terms of share beginning outstanding	2 years 9 months 29 days
Weighted average remaining contractual terms of share beginning exercisable	2 years 9 months 29 days
Weighted average remaining contractual terms of share granted	6 years 4 months 17 days	2 years 8 months 15 days
Weighted average remaining contractual terms of forfeited or Expired	0 years	1 year 29 months 27 days
Weighted average remaining contractual terms of share Exercised	0 years
Weighted average remaining contractual terms of share outstanding	2 years 5 months 20 days	2 years 10 months
Weighted average remaining contractual terms of share exercisable	1 year 11 months 23 days	2 years 10 months
Aggregate Intrinsic Value
Beginning Outstanding	$ 138,069	$ 0	$ 0
Beginning Exercisable	138,069	0	0
Granted	5,386,975	174,253	0
Forfeited or Expired	0	36,184	0
Exercised	0	138,069	0
Ending Outstanding	31,556,641	138,069	0
Ending Exercisable	$ 27,836,687	$ 138,069	$ 0